UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21832

Investment Company Act File Number

Eaton Vance Tax-Managed Diversified Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Diversified Equity Income Fund

January 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.2%

Security	Shares	Value
Aerospace & Defense — 1.9%
United Technologies Corp.	360,783	$31,637,061

		$31,637,061

Air Freight & Logistics — 1.1%
C.H. Robinson Worldwide, Inc.	297,050	$19,239,928

		$19,239,928

Banks — 3.7%
JPMorgan Chase & Co.	701,875	$41,761,562
PNC Financial Services Group, Inc. (The)	236,584	20,500,004

		$62,261,566

Beverages — 2.2%
Constellation Brands, Inc., Class A	240,749	$36,709,408

		$36,709,408

Biotechnology — 1.6%
Celgene Corp.(1)	272,958	$27,383,147

		$27,383,147

Capital Markets — 3.2%
Credit Suisse Group AG	1,345,884	$23,842,828
Credit Suisse Group AG(2)	416,677	7,381,604
Goldman Sachs Group, Inc. (The)	137,625	22,234,695

		$53,459,127

Chemicals — 0.6%
PPG Industries, Inc.	114,526	$10,893,713

		$10,893,713

Consumer Finance — 1.6%
Synchrony Financial(1)	974,047	$27,682,416

		$27,682,416

Diversified Telecommunication Services — 2.7%
Verizon Communications, Inc.	595,289	$29,746,591
Zayo Group Holdings, Inc.(1)	628,142	15,716,113

		$45,462,704

Electric Utilities — 2.0%
NextEra Energy, Inc.	296,375	$33,108,051

		$33,108,051

Electronic Equipment, Instruments & Components — 2.3%
Corning, Inc.	2,066,928	$38,465,530

		$38,465,530

Energy Equipment & Services — 1.0%
Schlumberger, Ltd.	242,648	$17,536,171

		$17,536,171

Food & Staples Retailing — 1.9%
Kroger Co. (The)	817,423	$31,724,187

		$31,724,187

Security	Shares	Value
Food Products — 3.9%
General Mills, Inc.	617,234	$34,879,893
Mondelez International, Inc., Class A	715,696	30,846,498

		$65,726,391

Health Care Equipment & Supplies — 1.7%
Medtronic PLC	379,699	$28,826,748

		$28,826,748

Household Durables — 1.0%
Newell Rubbermaid, Inc.	443,292	$17,190,864

		$17,190,864

Industrial Conglomerates — 5.8%
Danaher Corp.	492,114	$42,641,678
General Electric Co.	1,910,468	55,594,619

		$98,236,297

Insurance — 4.7%
Aflac, Inc.	435,917	$25,265,749
American Financial Group, Inc.	188,740	13,396,765
MetLife, Inc.	310,422	13,860,342
XL Group PLC	724,283	26,262,502

		$78,785,358

Internet & Catalog Retail — 2.9%
Amazon.com, Inc.(1)	83,757	$49,165,359

		$49,165,359

Internet Software & Services — 6.8%
Alphabet, Inc., Class C(1)	100,446	$74,626,356
Facebook, Inc., Class A(1)	349,966	39,269,685

		$113,896,041

IT Services — 3.2%
Visa, Inc., Class A	717,702	$53,461,622

		$53,461,622

Media — 3.9%
Live Nation Entertainment, Inc.(1)	851,054	$19,318,926
Walt Disney Co. (The)	492,678	47,208,406

		$66,527,332

Multi-Utilities — 1.7%
Sempra Energy	309,027	$29,280,308

		$29,280,308

Multiline Retail — 2.2%
Dollar General Corp.	269,452	$20,225,067
Target Corp.	232,568	16,842,575

		$37,067,642

Oil, Gas & Consumable Fuels — 5.3%
Chevron Corp.	286,837	$24,802,795
Devon Energy Corp.	498,183	13,899,306
EOG Resources, Inc.	163,803	11,633,289
Occidental Petroleum Corp.	338,315	23,286,221
Royal Dutch Shell PLC, Class B	756,604	16,484,835

		$90,106,446

Pharmaceuticals — 11.3%
Allergan PLC(1)	111,690	$31,767,987
Bristol-Myers Squibb Co.	370,426	23,025,680

Security	Shares	Value
Eli Lilly & Co.	308,417	$24,395,785
Johnson & Johnson	490,074	51,183,328
Perrigo Co. PLC	240,790	34,813,418
Teva Pharmaceutical Industries, Ltd. ADR	412,620	25,367,878

		$190,554,076

Real Estate Investment Trusts (REITs) — 2.9%
Equity Residential	324,659	$25,027,962
Federal Realty Investment Trust	156,199	23,559,495

		$48,587,457

Semiconductors & Semiconductor Equipment — 3.8%
Intel Corp.	1,087,960	$33,748,519
NXP Semiconductors NV(1)	400,915	29,980,424

		$63,728,943

Software — 4.7%
Microsoft Corp.	432,252	$23,812,763
Oracle Corp.	1,047,327	38,028,443
Tableau Software, Inc., Class A(1)	207,508	16,650,442

		$78,491,648

Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc.	635,510	$61,860,543

		$61,860,543

Textiles, Apparel & Luxury Goods — 3.2%
Hanesbrands, Inc.	638,809	$19,528,391
NIKE, Inc., Class B	559,769	34,711,276

		$54,239,667

Tobacco — 1.7%
Altria Group, Inc.	481,156	$29,403,443

		$29,403,443

Total Common Stocks — 100.2% (identified cost $1,651,201,512)		$1,690,699,194

Short-Term Investments — 0.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.40%(3)	$3,879	$3,879,287

Total Short-Term Investments (identified cost $3,879,287)		$3,879,287

Total Investments — 100.4% (identified cost $1,655,080,799)		$1,694,578,481

Call Options Written — (0.6)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	1,250	$1,980	2/5/16	$(384,375)
S&P 500 Index	850	1,930	2/12/16	(2,584,000)
S&P 500 Index	1,055	1,930	2/19/16	(3,602,825)
S&P 500 Index	920	1,935	2/26/16	(3,348,800)

Value
Total Call Options Written (premiums received $9,917,383)	$(9,920,000)

Other Assets, Less Liabilities — 0.2%	$3,509,655

Net Assets — 100.0%	$1,688,168,136

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security was acquired in a private offering and may be resold on a designated offshore securities market pursuant to Regulation S under the Securities Act of 1933.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2016 was $7,996.

Abbreviations:

ADR	-	American Depositary Receipt

Written options activity for the fiscal year to date ended January 31, 2016 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	4,135	$7,580,439
Options written	13,110	26,659,887
Options terminated in closing purchase transactions	(4,570)	(8,575,112)
Options expired	(8,600)	(15,747,831)

Outstanding, end of period	4,075	$9,917,383

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At January 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At January 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $9,920,000.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,657,463,577

Gross unrealized appreciation	$148,267,374
Gross unrealized depreciation	(111,152,470)

Net unrealized appreciation	$37,114,904

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$224,190,864	$—		$—	$224,190,864
Consumer Staples	163,563,429	—		—	163,563,429
Energy	91,157,782	16,484,835		—	107,642,617
Financials	239,551,492	31,224,432		—	270,775,924
Health Care	246,763,971	—		—	246,763,971
Industrials	149,113,286	—		—	149,113,286
Information Technology	409,904,327	—		—	409,904,327
Materials	10,893,713	—		—	10,893,713
Telecommunication Services	45,462,704	—		—	45,462,704
Utilities	62,388,359	—		—	62,388,359
Total Common Stocks	$1,642,989,927	$47,709,267	*	$—	$1,690,699,194
Short-Term Investments	$—	$3,879,287		$—	$3,879,287
Total Investments	$1,642,989,927	$51,588,554		$—	$1,694,578,481

Liability Description
Call Options Written	$(9,920,000)	$—		$—	$(9,920,000)
Total	$(9,920,000)	$—		$—	$(9,920,000)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At January 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Diversified Equity Income Fund

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	March 28, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 28, 2016